Notes Receivable, Net (Details) - USD ($)			3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 30, 2024	Feb. 24, 2023	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Notes Receivable, Net [Line Items]
Aggregate amount of notes		$ 1,673,525
Fixed interest rate		8.00%
Purchase price	$ 412,360
Allowance for expected credit losses			$ 214,416	$ 143,101	$ 808,274	$ 211,050	$ 217,475
Notes receivable							589,086
Notes receivable							557,003
Interest receivable						23,217	34,665
Allowance for expected credit losses			5,482	$ 1,414	9,037	$ 1,414	69,581
Notes Receivable [Member]
Notes Receivable, Net [Line Items]
Allowance for expected credit losses					155,187
Notes receivable			$ 1,670,118		$ 1,670,118		$ 1,604,302